Net Income (Loss) Per Limited Partner Unit (Tables)	9 Months Ended
Sep. 30, 2015
Net Income (Loss) Per Limited Partner Unit
Table of results of operations for the predecessor period and the period since the IPO

		Landmark
	Landmark	Infrastructure		Landmark
	Infrastructure	Partners LP	Acquired	Infrastructure
	Partners LP	Predecessor	Funds	Partners LP
	Period From	Period From	Period From
	November 19, 2014 to	January 1, 2014 to	January 1, 2014 to	Year Ended
	December 31, 2014	November 18, 2014	December 31, 2014	December 31, 2014
Total revenue	$1,680,771	$16,479,148	$3,950,439	$22,110,358
Total expenses	(823,363)	(5,612,098)	(1,220,501)	(7,655,962)
Total other income and expenses	(3,555,756)	(6,336,831)	(1,701,181)	(11,593,768)
Net income (loss)	$(2,698,348)	$4,530,219	$1,028,757	$2,860,628

Calculation of net loss per unit

	Nine months ended September 30, 2015		Year ended December 31, 2014
	Common Units	Subordinated Units	Common Units	Subordinated Units
Net loss attributable to partners subsequent to initial public offering:
Distribution declared	$6,851,301	$2,892,138	$632,174	$421,359
Undistributed net loss	(7,718,662)	(4,078,268)	(2,251,183)	(1,500,698)
Net loss attributable to partners	$(867,361)	$(1,186,130)	$(1,619,009)	$(1,079,339)

Weighted-average units outstanding:
Basic and diluted	6,500,519	3,135,109	4,702,665	3,135,109

Net loss per limited partner unit:
Basic and diluted	$(0.13)	$(0.38)	$(0.34)	$(0.34)